INVESTMENTS IN ASSOCIATES AND JOINT VENTURES - Additional information regarding significant associates (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Assets	$ 255,568,505	$ 236,088,113
Liabilities	227,453,292	207,282,494
P.A. Viva Malls
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Assets	2,633,341	2,563,824
Liabilities	54,228	13,176
Income from ordinary activities	328,937	568,971
Profits (loss)	42,253	393,292
Dividends	42,169	71,212
Proteccion S.A.
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Assets	3,031,933	2,632,761
Liabilities	1,031,421	804,911
Income from ordinary activities	1,983,426	1,422,061
Profits (loss)	291,391	442,789
Dividends	24,697	22,622
Assets (liabilities)	411,639	376,111
Additional goodwill recognized	170,434	170,434
Titularizadora Colombiana S.A. Hitos
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Assets	142,522	149,737
Liabilities	12,840	16,471
Income from ordinary activities	31,341	36,193
Profits (loss)	7,376	12,472
Dividends	3,412	$ 3,639
Agricapital
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Convertible debt	$ 1,254
Percentage of common stock acquired	10.00%